NET LOSS PER SHARE - Basic and Diluted Net Income (Loss) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Numerator:
Net loss	$ (248,056)	$ (48,648)	$ (105,968)
Net loss attributable to noncontrolling interest	(18,307)	(6,205)	(15,987)
Net loss attributed to Class A shareholders - basic EPS	(229,749)	(42,443)	(89,981)
Net loss attributed to Class A shareholders - diluted EPS	$ (229,749)	$ (42,443)	$ (89,981)
Denominator:
Weighted-average basic shares outstanding (in shares)	114,070,225	109,295,742	91,158,500
Effect of dilutive securities (in shares)	0	0	0
Weighted-average diluted shares (in shares)	114,070,225	109,295,742	91,158,500
Basic net loss per share (in dollars per share)	$ (2.01)	$ (0.39)	$ (0.99)
Diluted net loss per share (in dollars per share)	$ (2.01)	$ (0.39)	$ (0.99)